Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	68 Months Ended		113 Months Ended	120 Months Ended
		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026		Jun. 30, 2026 [2]	Jun. 30, 2026
International Growth and Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	17.98%	7.52%				9.13%
International Growth and Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	23.25%	8.00%				9.12%
International Growth and Income Fund - Class F1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class F-1
Average Annual Return, Percent	[1]	25.15%	8.79%				9.76%
International Growth and Income Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class F-2
Average Annual Return, Percent	[1]	25.48%	9.09%				10.06%
International Growth and Income Fund - Class F3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class F-3
Average Annual Return, Percent	[1]	25.62%	9.21%			10.04%
International Growth and Income Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	20.78%	8.00%				9.35%
International Growth and Income Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	23.19%	7.95%				9.32%
International Growth and Income Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class 529-E
Average Annual Return, Percent	[1]	24.89%	8.56%				9.52%
International Growth and Income Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class 529-F-2
Average Annual Return, Percent	[1]	25.52%	9.10%	13.88%	[3]
International Growth and Income Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class 529-F-3
Average Annual Return, Percent	[1]	25.58%	9.15%	13.93%	[4]
International Growth and Income Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class R-1
Average Annual Return, Percent	[1]	24.26%	8.01%				8.98%
International Growth and Income Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class R-2
Average Annual Return, Percent	[1]	24.27%	8.02%				8.98%
International Growth and Income Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class R-2E
Average Annual Return, Percent	[1]	24.64%	8.34%				9.30%
International Growth and Income Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class R-3
Average Annual Return, Percent	[1]	24.81%	8.50%				9.46%
International Growth and Income Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class R-4
Average Annual Return, Percent	[1]	25.21%	8.83%				9.80%
International Growth and Income Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class R-5E
Average Annual Return, Percent	[1]	25.44%	9.04%				10.01%
International Growth and Income Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class R-5
Average Annual Return, Percent	[1]	25.56%	9.16%				10.13%
International Growth and Income Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class R-6
Average Annual Return, Percent	[1]	25.61%	9.21%				10.18%
Without Sales Load [Member] | International Growth and Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	25.17%	8.81%				9.78%
Without Sales Load [Member] | International Growth and Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	24.25%	8.00%				9.12%
Without Sales Load [Member] | International Growth and Income Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	25.16%	8.77%				9.74%
Without Sales Load [Member] | International Growth and Income Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth and Income Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	24.19%	7.95%				9.32%
MSCI ACWI (All Country World Index) ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) ex USA
Average Annual Return, Percent	[5]	27.66%	8.79%	12.90%	[3],[4]	9.46%	9.93%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class F-3 shares were first offered on January 27, 2017.
[3]	Class 529-F-2 shares were first offered on October 30, 2020.
[4]	Class 529-F-3 shares were first offered on October 30, 2020.
[5]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.